Investments in and Advances To Joint Ventures (Details)			12 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 DDRA Community Centers Five LP [Member]	Dec. 31, 2011 Sonae Sierra Brasil BV SARL [Member]	Feb. 28, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Retail Value Investment Program IIIB LP [Member]	Dec. 31, 2011 DDR Domestic Retail Fund One [Member]	Dec. 31, 2011 DDR Markaz II LLC [Member]	Dec. 31, 2011 DDR-SAU Retail Fund, LLC [Member]	Dec. 31, 2011 DDRTC Core Retail Fund LLC [Member]	Dec. 31, 2011 Coventry II Joint Ventures [Member]	Dec. 31, 2011 DPG Realty Holdings LLC [Member]	Dec. 31, 2011 Other Joint Venture Interests [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDRA Community Centers Five LP [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Retail Value Investment Program IIIB LP [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR Domestic Retail Fund One [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR Markaz II LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDR-SAU Retail Fund, LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DDRTC Core Retail Fund LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry II Joint Ventures [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Coventry II Joint Ventures [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] DPG Realty Holdings LLC [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Other Joint Venture Interests [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Investments Unconsolidated Real Estate And Other Joint Ventures [Member] Other Joint Venture Interests [Member] Minimum [Member]
Adjustments to Company's share of joint venture net loss
Effective Ownership Percentage	5.00%	50.00%			50.00%									50.00%	33.30%	25.75%	20.00%	20.00%	20.00%	15.00%	20.00%	10.00%	10.00%	79.45%	14.50%
Equity Method Investment, Asset Owned			Three shopping centers in two states	10 shopping centers, a management company and three development projects in Brazil		A shopping center in Deer Park, Illinois	60 grocery-anchored retail centers in several states	13 neighborhood grocery-anchored retail centers in several states	27 grocery-anchored retail centers in several states	41 shopping centers in several states	Five shopping centers in Several States	Two neighborhood grocery-anchored retail centers in two states	15 shopping centers in several states and a management and development company